Exhibit 99.7

EXECUTIVE NARRATIVE:

This Executive Summary summarizes the independent third-party due diligence review (the “Review”) conducted on 556 Home Equity Line of Credit (HELOC’s) by inTENT Fulfillment, LLC (“inTENT”) on behalf of its Client, Figure Lending (“Client”).

inTENT’s reports, which are to be made available to the recipient by the Client, include the loan-level results of inTENT’s independent, third-party due diligence review conducted for the Client.

inTENT performed certain due diligence services described below on residential mortgages. The review was conducted on behalf of Client starting in June of 2026 and completed in July of 2026 via files images provided by the Client for the review.

SAMPLE SIZE OF THE ASSETS REVIEWED:

The diligence review (the “Review”) was conducted by inTENT on 556 Home Equity Line of Credit (HELOC’s).

The table below summarizes the reviews conducted by inTENT:

DESCRIPTION OF SERVICES:

inTENT was instructed to perform a credit, data validation, compliance and valuation review (the “Review Population”) in accordance with national recognized statistical rating organizations (“NRSRO(s)”) review standards in place as of the review date.

For each residential mortgage loan, inTENT performed a credit and guideline review utilizing specific guidelines furnished at the time of the review by Customer. The review requirements generally included:

Credit and Property Guideline Adherence:

•	Using data received from Customer, inTENT confirmed that credit and property attributes adhered to guidelines

o	FICO

o	LTV

o	Lien Position

o	Occupancy

o	Property Eligibility

o	Income, Debt and DTI calculation

•	Income was re-calculated using the raw data from 3rd party providers for:

o	paystubs

o	tax transcripts

o	bank statement deposits

o	asset depletion

•	Debt was recalculated using raw data from the data extract

•	The income and debt were utilized to determine if the applicant qualified per the guideline credit eligibility criteria

•	DTI was recalculated with the income and debt data to determine the DTI met the guideline requirements

•	No Income Documents were utilized in the re-calculations but rather confirmed the data from the 3rd party providers

Credit Report Data Review:

•	inTENT reviewed Credit report data received from Customer to ensure that the items listed were within the guideline/matrices

o	Mortgage late payments

o	Collection accounts

o	Overall total inquiries (Bankcard, retail and personal finance)

o	Bankruptcies

o	Foreclosures

o	Credit score was utilized to determine the maximum allowable loan amount per guidelines

Title Search, or Raw Data provided by Customer:

•	The lien position (first or junior) was determined through review of data provided by Customer

•	inTENT reviewed this data, in conjunction with the Customer decisioning algorithms, to recalculate the lien balances

Valuation:

•	inTENT reviewed documents and raw data outputs to ensure that Customer had compiled its valuation criteria according to guidelines

o	Valid 3rd Party Provider

o	Risk Score/FSD

Review Closing Documents:

•	Reviewed security document and Note/HELOC Agreement to ensure the Loan was closed in accordance with approval and with all required signatures

PROPERTY VALUATION

Valuation Review:

•	inTENT reviewed raw data outputs / data to ensure that Figure had complied with its valuation criteria outlined in their guidelines

o	Valid 3rd Party Provider

o	Variance %

o	Risk Score/FSD

REGULATORY COMPLIANCE

inTENT performed compliance testing using its default compliance settings, as such were in place as of the date inTENT performed the due diligence review and based on loan type and/or loan application date. If for securitization purposes, inTENT defaulted its compliance testing to align with SFA’s TRID grid and corresponding securitization scope as it was in effect as of the date of review. inTENT utilized Compliance Ease and/or other system(s) for regulatory compliance testing. The scope of the compliance review is summarized below.

•	Federal Truth in Lending Act (“TILA”), as implemented by Regulation Z, 12 C.F.R. Part 1026, as set forth below including 1026.6, 1026.15 and 1026.40:

o	High-cost Mortgage:

◾	Points and Fees Threshold Test.

◾	APR Threshold Test.

◾	Prepayment Penalty test; and

◾	Compliance with the disclosure requirements, limitation on terms and prohibited acts or practices in connection with a high-cost mortgage.

o	Right of Rescission:

◾	failure to provide the blanket right of rescission notice at the time of account opening.

◾	failure to provide to the correct interested parties.

◾	errors in the right of rescission notice.

◾	failure to provide the correct form of right of rescission notice.

◾	failure to provide the three (3) business day rescission period; and

◾

any material disclosure violation on a rescindable loan that gave rise to the right of rescission under TILA, which means the required disclosures of the annual percentage rate, the finance charge, the amount financed, the total of payments, the payment schedule, the HOEPA disclosures.

•	HELOC Disclosures:

o	Early/Initial Disclosure Review:

◾	Review of the presence and timing of Early/Initial Disclosures

o	Final Note Disclosure

◾	Review of the presence and timing of Final Note Disclosure HELOC Disclosures

◾	Verified appropriate integration of any fee itemization used in addition to space dedicated to fees on Final Note Disclosure.

◾	Verified fees as disclosed on Early/Initial Disclosure to the Final Note Disclosure, as imposed by the Creditor and as imposed by Third Parties, with the appropriate tolerance.

•	State & Local Anti-Predatory Lending:

o

The disclosure requirements and prohibitions of state, county and municipal laws and ordinances with respect to “high-cost” mortgage loans, “covered” mortgage loans, “higher-priced” mortgage loans, “home” mortgage loans or any other similarly designated mortgage loan as defined under such authorities, or subject to any other laws that were enacted to combat predatory lending, as may have been amended from time to time.

•	Other Provisions:

o	Texas:

◾	The disclosure requirements and prohibitions of Section 50(t) Article XVI of the Texas Constitution and associated regulations.

o	Penalty, Prepayment Penalties and Late Fees:

◾	Federal and state specific late charge and prepayment penalty provisions. On loans listed as Consumer loans. Checked for all proper disclosures.

DATA INTEGRITY REVIEW RESULTS SUMMARY TABLE (556 Home Equity Line of Credit):

inTENT compared data fields on the securitization tape provided by the Client to the data found in the actual file on 556 Home Equity Line of Credit. This comparison, when data was available, included the following data fields:

1003 Application Date	First Payment Date	Originator DTI
Borrower Citizenship	Interest Only Term	Originator Front End DTI
Borrower First Name	Interest Rate	Property Type
Borrower Last Name	Lien Position	Property Zip Code
Qualified Income	Loan Amount	Property Address
Borrower Sex - Female	Loan Type	Property City
Borrower Sex - Male	Loan Program	Property State
Co-Borrower First Name	LTV	Qualifying FICO
Co-Borrower Last Name	Margin	Property Value
Co-Borrower SSN	Maturity Date	Closing/Settlement Date
Borrower SSN	Borrower Birth Date	DTI
Channel	Note Date	Property Value (Secondary)
CLTV	Number of Units	Original Term

NRSRO GRADING CRITERIA:

Upon completion of the loan file review, inTENT assigned grading which considered factors based on the review criteria, product, and NRSRO requirements. The NRSRO criteria referenced for this report and utilized for grading descriptions is based upon the following:

CREDIT EVENT GRADE

A	The loan conforms to all applicable credit guidelines, no conditions noted.

B	The loan does not meet every applicable credit guideline, however most of the loan characteristics are within the guidelines and there are documented and significant compensating factors.

C	The loan does not meet every applicable credit guideline, and most loan characteristics are outside guidelines; or there are weak or no compensating factors.

D	The loan file is missing critical documentation required to perform the review.

VALUATION EVENT GRADE

A	The loan conforms to all applicable property valuation guidelines, the appraisal was thorough and complete, and the appraised value appears to be supported

B	The loan does not meet every applicable property valuation guideline, however most of the loan characteristics are within the guidelines and there are documented and significant compensating factors.

C	The loan does not meet every applicable property valuation guideline; the appraisal was not thorough and complete; and/or the appraised value does not appear to be supported.

D	The file was missing the appraisal or there was insufficient valuation documentation to perform a review.

REGULATORY COMPLIANCE EVENT GRADE

A	Loan is compliant with all applicable laws and regulations. The legal documents accurately reflect the agreed upon loan terms and are executed by all applicable parties.

B	Identified exceptions have been determined to be non-material and will not impact the enforceability of the loan and/or remediation of material defects has taken place and the remediated exception will not impact the ability to foreclose. All cures are fully and appropriately documented.

C	The Loan violates one material law or regulation. The material disclosures are absent or the legal documents do not accurately reflect the agreed upon Loan terms or all required applicants did not execute the documents.

D	The loan file was not provided for review or not sufficiently document in order to complete the review.

OVERALL EVENT GRADE

A	Loan meets Credit and Valuation guidelines and has sufficient accuracy and completeness of data to conduct a thorough review.

B	The loan substantially meets published Client/Seller guidelines and/or eligibility in the validation of income, assets, or credit; is in material compliance with all applicable laws and regulations; and the value and valuation methodology are supported and substantially meet published guidelines.

C	The loan does not meet the published guidelines; and/or violates one material law or regulation; and/or the value and valuation methodology is not supported or did not meet published guidelines.

D	The loan file is missing critical appraisal or other valuation method documentation required to perform the review.

FINDINGS SUMMARY:

OVERALL REVIEW RESULTS

NRSRO Grade	Count	% of Loans Reviewed (by count)
A	523	94.065
B	26	4.676
C	7	1.259%
D	0	0.00%

CREDIT REVIEW RESULTS

NRSRO Grade	Count	% of Loans Reviewed (by count)
A	556	100.00%
B	0	0.00%
C	0	0.00%
D	0	0.00%

VALUATION REVIEW RESULTS

NRSRO Grade	Count	% of Loans Reviewed (by count)
A	524	94.245%
B	25	4.496%
C	7	1.259%
D	0	0.00%

COMPLIANCE REVIEW RESULTS

NRSRO Grade	Count	% of Loans Reviewed (by count)
A	555	99.820%
B	1	0.180%
C	0	0.00%

Diligence Report Summary:

inTENT furnished the following reports on this transaction:

•	Narrative Report

•	Exception Report

•	Grading Report

•	Valuations Report